Concentrations of Credit Risk - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Securities Purchased Under Agreements to Resell	$ 12,585	$ 2,191
Securities Sold Under Agreements to Repurchase	31,150	44,000
Accounts Receivable (net of allowance)	$ 230,522	175,497
Investment Banking And Investment Management Receivables Collection Periods	90 days
Collection Period For Restructuring Transactions And Private Equity Fee Receivables	90 days
Bad Debt Expense	$ 2,261	1,314	$ 1,027
Marketable Securities	$ 66,487	43,787
Percentage Of Marketable Securities Related To Corporate And Municipal Bonds And Other Debt Securities	60.00%
Percentage Of Marketable Securities Related To Equity Securities, Exchange Traded Funds And Mutual Funds	40.00%
Asset (Liability) Balance [Member]
Concentration Risk [Line Items]
Securities Purchased Under Agreements to Resell	$ 12,585	2,191
Securities Sold Under Agreements to Repurchase	31,150	44,000
Market Value Of Collateral Received Or Pledged [Member]
Concentration Risk [Line Items]
Securities Purchased Under Agreements to Resell	12,601	2,192
Securities Sold Under Agreements to Repurchase	$ 31,155	$ 44,063